UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03324

The Guardian Cash Fund, Inc.

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y.	10004

(Address of principal executive offices)	(Zip code)

Frank L. Pepe	Thomas G. Sorell
The Guardian Cash Fund, Inc.	The Guardian Cash Fund, Inc.
7 Hanover Square	7 Hanover Square
New York, N.Y. 10004	New York, N.Y. 10004

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders follows.

■ The Guardian Cash Fund	Annual Report To Contractowners

Alexander M. Grant, Jr.,

Portfolio Manager

Objective:

Seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity

Portfolio:

Short-term money market instruments

Inception Date:

November 10, 1981

Net Assets at

December 31, 2004:

$295,800,185

Portfolio Statistics  (As of 12/31/04)

Yields:
Current 7 Day Yield	1.79%
Effective 7-Day Yield	1.81%
Average Maturity:
Average Maturity (days)	30.68

Sector Allocation  (As of 12/31/04)

Average Annual Total Returns  (For periods ended 12/31/04)

	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 11/10/1981
The Guardian Cash Fund	0.85%	0.92%	2.45%	3.78%	5.57%
Lehman Brothers 3-Month Treasury Bill Index	1.30%	1.41%	2.96%	4.19%	5.79%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
•	The Lehman Brothers 3-Month Treasury Bill Index is generally considered representative of the average yield of three-month Treasury Bills. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.
•	Yields are annualized historical figures. Effective yield assumes reinvested income. Yields will vary as interest rates change. Past performance is not indicative of future results.
•	Investments in The Guardian Cash Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the National Credit Union Association (NCUA), the Federal Reserve Board or any other agency. Although the Fund seeks to preserve the value of an investment at $10.00 per share, it is possible to lose money investing in the Fund.

■ The Guardian Cash Fund	Annual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The examples are based on an investment of $1,000 invested on July 1, 2004 and held for six months ended December 31, 2004.

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
The Guardian Cash Fund	$1,000.00	$1,005.80	$2.87

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

Hypothetical Example for Comparison Purposes

This second table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
The Guardian Cash Fund	$1,000.00	$1,022.27	$2.90

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

■	The Guardian Cash Fund, Inc.

Schedule of Investments

December 31, 2004

Corporate Bonds — 2.7%
Principal Amount		Maturity Date	Value

Capital Markets — 1.7%
$ 5,000,000	Goldman Sachs Group, Inc. 7.50%	1/28/2005	$5,022,470

Financial—Banks — 1.0%
3,000,000	First Union Corp. 7.05%	8/1/2005	3,072,052

	Total Corporate Bonds (Cost $8,094,522)		8,094,522

U.S. Government Securities — 4.7%
U.S. Government Agency Securities — 4.7%
$ 4,000,000	FHLB 1.44%	3/8/2005	$4,000,000
5,000,000	FNMA 1.65%	5/16/2005	5,000,000
5,000,000	2.32%	9/30/2005	5,000,000

	Total U.S. Government Securities (Cost $14,000,000)		14,000,000

Commercial Paper — 74.7%
ASSET BACKED — 3.4%
$ 5,000,000	Sheffield Receivables Corp. 2.21%	1/10/2005	$4,997,237
5,000,000	Surrey Funding Corp. 2.29%	2/2/2005	4,989,822

	TOTAL ASSET BACKED		9,987,059

FINANCIAL — 32.2%
Automotive — 3.4%
$ 5,000,000	BMW US Capital LLC 2.28%	1/20/2005	$4,993,983
5,000,000	Toyota Motor Credit Corp. 2.27%	1/28/2005	4,991,488

			9,985,471

Diversified Financial Services — 5.0%
5,000,000	Citigroup Global Markets Hldgs., Inc. 2.36%	3/7/2005	4,978,694
10,000,000	Credit Suisse First Boston 2.31%	1/13/2005	9,992,300

			14,970,994

Finance Companies — 2.7%
5,000,000	Barton Capital Corp. 2.30%	2/8/2005	4,987,861
3,000,000	Private Export Funding Corp. 2.53%	5/23/2005	2,970,062

			7,957,923

Financial–Banks — 19.4%
5,000,000	Abbey National NA LLC 2.28%	1/10/2005	4,997,150
5,000,000	ABN Amro NA 2.25%	1/10/2005	4,997,188
5,000,000	Bank of America Corp. 2.37%	3/7/2005	4,978,604
10,000,000	Deutsche Bank Financial 2.26%	1/3/2005	9,998,745

Principal Amount		Maturity Date	Value

$ 2,550,000	Dexia Delaware LLC 2.30%	1/18/2005	$2,547,230
10,000,000	Dresdner Bank AG 2.42%	2/28/2005	9,961,011
5,000,000	HVB Finance 2.28%	1/10/2005	4,997,150
5,000,000	Societe Generale NA 2.28%	2/1/2005	4,990,183
10,000,000	UBS Finance, Inc. 2.305%	1/28/2005	9,982,713

			57,449,974

Financial–Other — 1.7%
5,000,000	Govco, Inc. 2.17%	1/3/2005	4,999,397

	TOTAL FINANCIAL		95,363,759

INDUSTRIAL — 39.1%
Agricultural — 1.7%
$ 5,000,000	Cargill, Inc. 2.26%	1/6/2005	$4,998,431

Beverage — 3.3%
5,000,000	Coca Cola Co. 2.25%	1/27/2005	4,991,875
5,000,000	PepsiCo., Inc. 2.25%	1/18/2005	4,994,687

			9,986,562

Commercial Services and Supplies — 3.4%
10,000,000	Pitney Bowes Inc. 2.23%	1/6/2005	9,996,903

Conglomerates — 1.7%
5,000,000	General Electric Capital Corp. 2.17%	1/11/2005	4,996,986

Diversified Telecommunication Services — 1.7%
5,000,000	SBC Int’l., Inc. 2.35%	3/7/2005	4,978,785

Electronics and Instruments — 1.7%
5,000,000	Sharp Electronics 2.40%	2/23/2005	4,982,333

Food and Staples Retailing — 1.7%
5,000,000	Wal-Mart Stores, Inc. 2.23%	1/26/2005	4,992,257

Food Products — 3.3%
5,000,000	McCormick & Co., Inc. 2.30%	2/22/2005	4,983,389
5,000,000	Nestle Capital Corp. 2.13%	1/12/2005	4,996,746

			9,980,135

Household Durables — 1.7%
5,000,000	Fortune Brands, Inc. 2.25%	2/1/2005	4,990,313

Household Products — 2.0%
6,000,000	Procter & Gamble Co. 2.135%	1/13/2005	5,995,730

Media — 3.4%
5,000,000	Gannett Co., Inc. 2.26%	1/3/2005	4,999,372

See notes to financial statements.

■	The Guardian Cash Fund, Inc.

Schedule of Investments (Continued)

December 31, 2004

Principal Amount		Maturity Date	Value

$ 5,000,000	Knight-Ridder, Inc. 2.18%	1/10/2005	$4,997,275

			9,996,647

Oil and Gas Services — 3.4%
5,000,000	Koch Inds. 2.25%	1/7/2005	4,998,125
5,000,000	Motiva Enterprises 2.27%	1/12/2005	4,996,532

			9,994,657

Pharmaceuticals — 5.0%
5,000,000	Alcon Fin. 2.34%	3/1/2005	4,980,825
4,770,000	Eli Lilly & Co. 2.28%	2/1/2005	4,760,635
5,000,000	Pfizer, Inc. 2.14%	1/14/2005	4,996,136

			14,737,596

Transport Services — 1.7%
5,000,000	Netjets, Inc. 2.27%	1/26/2005	4,992,118

Utilities-Electric and Water — 3.4%
5,000,000	National Rural Utilities Coop. Fin. 2.27%	1/10/2005	4,997,162
5,000,000	Southern Co. 2.22%	1/13/2005	4,996,300

			9,993,462

	TOTAL INDUSTRIAL		115,612,915

	Total Commercial Paper (Cost $220,963,733)		220,963,733

Taxable Municipal Securities — 15.3%
Principal Amount		Reset Date*	Value
California — 1.4%
$ 4,000,000	California Housing Fin. Agency 2.42%	1/5/2005	$4,000,000

Colorado — 3.5%
5,370,000	Colorado Housing & Fin. Auth. 2.42%	1/5/2005	5,370,000
5,000,000	2.42%	1/5/2005	5,000,000

			10,370,000

Connecticut — 0.8%
2,500,000	Connecticut St. Housing & Fin. Auth. 2.42%	1/6/2005	2,500,000

Michigan — 1.4%
4,000,000	Michigan St. Housing Dev. Auth. 2.42%	1/5/2005	4,000,000

New York — 4.3%
12,755,000	New York City Trans. 2.42%	1/5/2005	12,755,000

Utah — 3.9%
3,830,000	Utah Housing Corp. Single Family 2.42%	1/5/2005	3,830,000

Principal Amount		Reset Date*	Value

$ 2,905,000	Utah Housing Corp. Single Family Mtg. 2.42%	1/5/2005	$2,905,000
2,700,000	Utah St. Housing Fin. Agency 2.42%	1/5/2005	2,700,000
2,135,000	2.42%	1/5/2005	2,135,000

			11,570,000

	Total Taxable Municipal Securities (Cost $45,195,000)		45,195,000

Repurchase Agreement — 2.5%
Principal Amount			Value
$ 7,389,000	State Street Bank and Trust Co. repurchase agreement, dated 12/31/2004, maturity value $7,390,305 at 2.12% due 1/3/2005 (1) (Cost $7,389,000)		$7,389,000

Total Investments — 99.9% (Cost $295,642,255)			295,642,255
Cash, Receivables and Other Assets Less Liabilities — 0.1%			157,930

Net Assets — 100%			$295,800,185

*	Floating rate note. The rate shown is the rate in effect at December 31, 2004.
(1)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

See notes to financial statements.

■	The Guardian Cash Fund, Inc.

Statement of Assets and Liabilities

December 31, 2004

ASSETS
Investments, at market (cost $295,642,255)	$295,642,255
Cash	762
Interest receivable	529,600
Receivable for fund shares sold	420,732
Other assets	8,030

Total Assets	296,601,379

LIABILITIES
Payable for fund shares redeemed	620,403
Accrued expenses	53,377
Due to GIS	127,414

Total Liabilities	801,194

Net Assets	$295,800,185

COMPONENTS OF NET ASSETS
Capital stock, at par	$2,958,002
Additional paid-in capital	292,842,183

Net Assets	$295,800,185

Shares Outstanding — $0.10 Par Value	29,580,018

Net Asset Value Per Share	$10.00

Statement of Operations

Year Ended

December 31, 2004

INVESTMENT INCOME
Interest	$4,550,401

Expenses:
Investment advisory fees — Note B	1,618,138
Custodian fees	95,758
Printing expense	37,450
Directors’ fees — Note B	26,597
Other	62,263

Total Expenses	1,840,206

NET INVESTMENT INCOME, REPRESENTING NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,710,195

See notes to financial statements.

■	The Guardian Cash Fund, Inc.

Statements of Changes in Net Assets

	Year Ended December 31,
	2004	2003
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$2,710,195	$2,983,035

Dividends to Shareholders from:
Net investment income	(2,710,195)	(2,983,035)

From Capital Share Transactions:
Net decrease in net assets from capital share transactions — Note D	(60,471,164)	(136,441,616)

Net Decrease in Net Assets	(60,471,164)	(136,441,616)

NET ASSETS:

Beginning of year	356,271,349	492,712,965

End of year	$295,800,185	$356,271,349

See notes to financial statements.

■	The Guardian Cash Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout the years indicated:

	Year Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of year	$10.00	$10.00	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income	0.08	0.07	0.12	0.35	0.59

Dividends to Shareholders from:
Net investment income	(0.08)	(0.07)	(0.12)	(0.35)	(0.59)

Net asset value, end of year	$10.00	$10.00	$10.00	$10.00	$10.00

Total return*	0.85%	0.66%	1.25%	3.58%	6.01%

Ratios/supplemental data:
Net assets, end of year (000’s omitted)	$295,800	$356,271	$492,713	$515,223	$423,038
Ratio of expenses to average net assets	0.57%	0.56%	0.55%	0.55%	0.54%
Ratio of net investment income to average net assets	0.84%	0.67%	1.24%	3.43%	5.85%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion	of such charges would reduce the total returns for all periods shown.

See notes to financial statements.

■	The Guardian Cash Fund, Inc.

Notes to Financial Statements

December 31, 2004

Note A.	Organization and Accounting Policies

The Guardian Cash Fund, Inc. (the Fund or GCF) is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act).

Shares of GCF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Repurchase agreements are carried at cost which approximates market value (see Note C). GCF values its investments based on amortized cost which approximates market value in accordance with Rule 2a-7 under the 1940 Act.

Investment transactions are recorded on the date of purchase or sale.

Dividend Distributions

Dividends from net investment income, which includes any net realized capital gains or losses, are declared and accrued daily and paid monthly on the last business day of each month. All dividends and distributions are credited in the form of additional shares of GCF.

Distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

The tax character of distributions paid to shareholders during the years ended December 31, 2004 and 2003 was as follows:

Ordinary Income
2004	$2,710,195
2003	2,983,035

For the year ended December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforward
$11,147	$11,147

Taxes

GCF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

For the year ended December 31, 2004, for federal income tax purposes, the Fund had capital losses carryforward of:

	Capital Loss Carryforward	Expiration Date
	$7,909	2011
	3,238	2012

Total	$11,147

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Advisory Agreement and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .50% of the average daily net assets of the Fund.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of

■	The Guardian Cash Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2004

$30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Repurchase Agreements

The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GCF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GCF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note D.	Transactions in Capital Stock

There are 100,000,000 shares of $0.10 par value capital stock authorized for GCF. Transactions in capital stock were as follows:

	Year Ended December 31,		Year Ended December 31,
	2004	2003	2004	2003
	Shares		Amount
Shares sold	16,290,918	45,759,464	$162,909,178	$457,594,639
Shares issued in reinvestment of dividends	271,019	298,303	2,710,195	2,983,035
Shares repurchased	(22,609,054)	(59,701,929)	(226,090,537)	(597,019,290)

Net decrease	(6,047,117)	(13,644,162)	$(60,471,164)	$(136,441,616)

Note E.	Management Information (Unaudited)

The directors and officers of GCF are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The “Guardian Fund Complex” referred to in this biographical information is composed of (1) The Park Avenue Portfolio (a series trust that issues its shares in thirteen series), (2) The Guardian Variable Contract Funds, Inc. (a series fund that issues its shares in seven series), (3) The Guardian Bond Fund, Inc., (4) The Guardian Cash Fund, Inc. and (5) GIAC Funds, Inc. (a series fund that issues its shares in three series).

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Interested Directors*
Arthur V. Ferrara (8/12/30)	Director	Since 1987	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of various mutual funds sponsored by Gabelli Asset Management.

*	“Interested” Director means one who is an “interested person” under the Investment Company Act of 1940 by virtue of a current or past position with Guardian Life, the indirect parent company of GIS, the investment adviser of certain Funds in the Guardian Fund Complex.
†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	The Guardian Cash Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships
Leo R. Futia (8/27/19)	Director	Since 1982	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Dennis J. Manning 81 Graenest Ridge Road Wilton, Connecticut 06897 (1/26/47)	Director	Since 2003	President and Chief Executive Officer, The Guardian Life Insurance Company of America since 1/03. President and Chief Operating Officer, 1/02 to 12/02; Executive Vice President and Chief Operating Officer, 1/01 to 12/01; Executive Vice President, Individual Markets and Group Pensions, 1/99 to 12/00. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. Manager, Guardian Investor Services LLC and Park Avenue Securities LLC. Director of various Guardian Life subsidiaries.

Disinterested Directors

Frank J. Fabozzi, Ph.D. (8/24/48)	Director	Since 1992	Adjunct Professor of Finance, School of Management — Yale University, 2/94 to present; Editor, Journal of Portfolio Management. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various closed-end investment companies sponsored by BlackRock Financial Management. Director of BlackRock Funds (47 funds).

Anne M. Goggin, Esq. (11/28/48)	Director	Since 2004	Partner, Edwards and Angell, LLP, 4/04 to 8/04; Chief Counsel, Metropolitan Life Insurance Company, 6/00 to 12/03; Senior Vice President and General Counsel, New England Life Insurance Company, 6/00 to 12/03; Chairman, President and Chief Executive Officer, MetLife Advisors LLC, 6/99 to 12/03; Chairman of the Board, Metropolitan Series Fund, 1/02 to 12/03; Chairman of the Board, New England Zenith Fund, 6/99 to 12/03. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

William W. Hewitt, Jr. (7/28/28)	Director	Since 1989	Retired. Former Executive Vice President, Shearson Lehman Brothers, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	The Guardian Cash Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships
Sidney I. Lirtzman, Ph.D. 200 East 57th Street New York, New York 10022 (11/9/30)	Director	Since 1987	Emanuel Saxe Professor of Management 9/96 to present, City University of New York — Baruch College; Dean Emeritus of the Zicklin School of Business; Dean from 10/95 to 9/02; Interim President 9/99 to 9/00. President, Fairfield Consulting Associates, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director, since 6/01 Youthstream, Inc. Member, Advisory Board of Directors, New York City Independent Budget Office 5/98 to 5/01.

Carl W. Schafer 66 Witherspoon Street, #1100 Princeton, New Jersey 08542 (1/16/36)	Director	Since 1996	President, Atlantic Foundation (a private charitable foundation). Director of Labor Ready, Inc. (provider of temporary labor) and Frontier Oil Corporation. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various mutual funds sponsored by UBS Global Asset Management Inc. (f/k/a Mitchell Hutchins Asset Management, Inc. and UBS PaineWebber, Inc.), Harding Loevner (4 funds) and Ell Realty Securities Trust (2 funds).

Robert G. Smith, Ph.D. 132 East 72nd Street , Apt. # 1 New York, New York 10021 (3/9/32)	Director	Since 1982	Chairman and Chief Executive Officer, Smith Affiliated Capital Corp. since 4/82. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Governor appointments as Director of New York Health Care Reform Act Charitable Organization and Nassau County Interim Finance Authority. Senior private member of the New York State Financial Control Board for New York City. Senior Director for the New York State Comptroller’s Investment Advisory Committee for State Pension Funds (Common Fund).

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	The Guardian Cash Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves
Officers
Joseph A. Caruso (6/13/52)	Senior Vice President and Secretary	Since 1992	Director, The Guardian Life Insurance Company of America since 1/05; Senior Vice President and Corporate Secretary, The Guardian Life Insurance Company of America since 1/01; Vice President and Corporate Secretary prior thereto. Director, Senior Vice President and Secretary, The Guardian Insurance & Annuity Company, Inc. Manager, Senior Vice President and Corporate Secretary, Guardian Investor Services LLC. Director, Senior Vice President and Secretary, Park Avenue Life Insurance Company; Manager, Park Avenue Securities LLC; Senior Vice President and Secretary of Guardian Baillie Gifford Limited and all of the mutual funds within the Guardian Fund Complex. Director and Officer of various Guardian Life subsidiaries.	25

Howard W. Chin (8/20/52)	Managing Director	Since 1997	Managing Director, The Guardian Life Insurance Company of America. Officer of various mutual funds within the Guardian Fund Complex.	15

Robert J. Crimmins, Jr. (12/4/60)	Senior Director	Since 2003	Senior Director, The Guardian Life Insurance Company of America since 3/01. Assistant Vice President, Fixed Income Investments, prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	15

Richard A. Cumiskey (8/14/60)	Chief Compliance Officer	Since 2002	Second Vice President, Equity Administration and Oversight, The Guardian Life Insurance Company of America since 1/01; Assistant Vice President, Equity Administration and Oversight prior thereto. Senior Vice President and Chief Compliance Officer of The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04; Second Vice President and Compliance Officer prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Alexander M. Grant, Jr. (2/22/49)	Managing Director	Since 1993	Managing Director, The Guardian Life Insurance Company of America. Officer of various mutual funds within the Guardian Fund Complex.	15

Nydia Morrison (11/22/58)	Controller	Since 2003	Director, Mutual Fund Reporting, The Guardian Life Insurance Company of America since 5/04; Manager prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	The Guardian Cash Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Frank L. Pepe (3/26/42)	Vice President and Treasurer	Since 1995	Vice President and Equity Controller, The Guardian Life Insurance Company of America. Senior Vice President and Controller, The Guardian Insurance & Annuity Company, Inc. since 4/04; Vice President and Controller prior thereto. Senior Vice President and Controller, Guardian Investor Services LLC. Vice President and Treasurer of all of the mutual funds within the Guardian Fund Complex.	25

Richard T. Potter, Jr. (7/20/54)	Vice President and Counsel	Since 1992	Vice President and Equity Counsel, The Guardian Life Insurance Company of America. Senior Vice President and Counsel, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04; Vice President and Counsel prior thereto. Vice President and Counsel of Park Avenue Securities LLC and all of the mutual funds within the Guardian Fund Complex.	25

Robert A. Reale (6/12/60)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 3/01; Second Vice President 10/99 to 2/01. Assistant Vice President, Metropolitan Life prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Thomas G. Sorell (3/3/55)	President	Since 2003	Executive Vice President and Chief Investment Officer, The Guardian Life Insurance Company of America since 1/03; Senior Managing Director, Fixed Income Securities since 3/00; Vice President, Fixed Income Securities prior thereto. Managing Director, Investments: Park Avenue Life Insurance Company. President of all of the mutual funds within the Guardian Fund Complex.	25

Donald P. Sullivan, Jr. (12/24/54)	Vice President	Since 1995	Vice President, Equity Administration, The Guardian Life Insurance Company of America. Vice President, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC. Officer of all of the mutual funds within the Guardian Fund Complex.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	The Guardian Cash Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2004

The Statement of Additional Information includes additional information about fund directors and is available upon request, without charge, by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	The Guardian Cash Fund, Inc.

Report of Ernst & Young LLP,

Independent Registered Public Accounting Firm

Board of Directors and Shareholders of The Guardian Cash Fund, Inc.

We have audited the accompanying statement of assets and liabilities of The Guardian Cash Fund, Inc., including the schedule of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Guardian Cash Fund, Inc. at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 11, 2005

■	The Guardian Cash Fund, Inc.

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q (Unaudited)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is also available on the SEC’s Internet site at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics (Unaudited)

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things, honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of any of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the “Code”). A copy of the Code is filed as an exhibit to this Form N-CSR. There were no substantive amendments made to the Code, nor were there any waivers granted under the Code, during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Directors/Trustees has determined that Robert G. Smith qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Dr. Smith serves as Chairman of the registrant’s audit committee and is considered “independent” for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows: 2004 – (a) Audit Fees $16,971; (c) Tax Fees $5,029; 2003 – (a) Audit Fees $16,300; (c) Tax Fees $4,900.

Audit Fees include amounts related to the audit and report on the registrant’s annual financial statements. Tax fees include amounts related to tax compliance services.

(e)(1) Pursuant to the Audit Committee charter, the Audit Committee of the Board is responsible for pre-approving any engagement of the Registrant’s accountant to provide any non-prohibited services to the Registrant, including the fees and other compensation to be paid to the accountant. The Chairman of the Audit Committee may grant the pre-approval of services to the Registrant for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

The Audit Committee of the Board is responsible for pre-approving any engagement of the Registrant’s accountant, including the fees and other compensation to be paid to the accountant, to provide any non-audit services to the Registrant’s investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant. The Chairman of the Audit Committee may pre-approve non-audit services, which are not prohibited, to the adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant). All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

(2)	No services described in paragraph (b) – (d) of Item 4, were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	Not Applicable.

(h)	Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s certifying officers are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant’s certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant’s certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Cash Fund, Inc.

By:	/s/ Thomas G. Sorell
Thomas G. Sorell
President of
The Guardian Cash Fund, Inc.

Date: March 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas G. Sorell
Thomas G. Sorell
President of
The Guardian Cash Fund, Inc.

Date: March 4, 2005

By:	/s/ Frank L. Pepe
Frank L. Pepe
Vice President and Treasurer of
The Guardian Cash Fund, Inc.

Date: March 4, 2005